Fees and Expenses - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Trust
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Trust. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Trust. More information about these and other discounts is available from your financial advisor and under “Alternative Purchase Plans” on page 22 of the Trust’s Prospectus, “Sales Charges - Class A Shares” on page 24 of the Prospectus, “Broker-Defined Sales Charge Waiver Policies” on page 35 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 31 of the Statement of Additional Information (the “SAI”). If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

Shareholder Fees [Table]
	Class A Shares	Class C Shares	Class F Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None

Annual Fund Operating Expenses [Table]
Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Investment Advisory Fee	0.23%	0.23%	0.23%	0.23%
Distribution and Service (12b-1) Fees	0.20%	1.00%	None	None
Other Expenses	0.55%	0.54%	0.53%	0.54%
Total Annual Trust Operating Expenses	0.98%	1.77%	0.76%	0.77%

(1)	Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial sales charge but may pay a contingent deferred sales charge of up to 0.75 of 1% for redemptions within one year of purchase and up to 0.50 of 1% for redemptions during the second year after purchase.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$397	$603	$826	$1,466
Class C Shares	$278	$552	$950	$1,669
Class F Shares	$78	$243	$423	$944
Class Y Shares	$79	$246	$428	$955

Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example, No Redemption [Table]
Class C Shares	$178	$552	$950	$1,669

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust’s performance. During the fiscal year ended March 31, 2025, the Trust’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%